UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2008

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Severn River Capital Management, LLC
Address: 12 Havemeyer Place
         First Floor
         Greenwich, CT  06830

13F File Number:  28-11087

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Christine Glick
Title:     Chief Financial Officer
Phone:     203 971-3600

Signature, Place, and Date of Signing:

     /s/  Christine Glick     Greenwich, CT     February 17, 2009


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     38

Form13F Information Table Value Total:     $208,654 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ALVARION LTD                   SHS              M0861T100     6346  1748102 SH       SOLE                  1748102        0        0
APPLE INC                      COM              037833100     3414    40000 SH  CALL SOLE                    40000        0        0
ARRIS GROUP INC                COM              04269Q100     3965   498709 SH       SOLE                   498709        0        0
ARRIS GROUP INC                NOTE 2.000%11/1  04269QAC4     7260 11033000 PRN      SOLE                 11033000        0        0
BIGBAND NETWORKS INC           COM              089750509     5866  1062685 SH       SOLE                  1062685        0        0
BUFFALO WILD WINGS INC         COM              119848109      513    20000 SH  PUT  SOLE                    20000        0        0
CABLEVISION SYS CORP           CL A NY CABLVS   12686C109     4747   281871 SH       SOLE                   281871        0        0
CHARTER COMMUNICATIONS INC D   CL A             16117M107      116  1414435 SH       SOLE                  1414435        0        0
COMCAST CORP NEW               CL A             20030N101     4605   272832 SH       SOLE                   272832        0        0
DIODES INC                     NOTE 2.250%10/0  254543AA9     2717  4362000 PRN      SOLE                  4362000        0        0
FIRST SOLAR INC                COM              336433107     1780    12900 SH       SOLE                    12900        0        0
FIRST SOLAR INC                COM              336433107     3256    23600 SH  PUT  SOLE                    23600        0        0
GENCORP INC                    NOTE 4.000% 1/1  368682AJ9     1369  2000000 PRN      SOLE                  2000000        0        0
GENERAL MTRS CORP              SENIOR DEBEN D   370442691      250    30300 SH       SOLE                    30300        0        0
GENERAL MTRS CORP              DEB SR CONV B    370442733     3686  1071441 SH       SOLE                  1071441        0        0
HARMONIC INC                   COM              413160102     2694   480127 SH       SOLE                   480127        0        0
ING PRIME RATE TR              SH BEN INT       44977W106     3586  1093208 SH       SOLE                  1093208        0        0
JETBLUE AIRWAYS CORP           DBCV 3.750% 3/1  477143AC5     1548  2000000 PRN      SOLE                  2000000        0        0
JPMORGAN & CHASE & CO          COM              46625H100     6930   219800 SH  PUT  SOLE                   219800        0        0
KEMET CORP                     NOTE 2.250%11/1  488360AB4     1305  7250000 PRN      SOLE                  7250000        0        0
KEMET CORP                     COM              488360108       92   340124 SH       SOLE                   340124        0        0
MACROVISION CORP               NOTE 2.625% 8/1  555904AB7     1461  2000000 PRN      SOLE                  2000000        0        0
MELLANOX TECHNOLOGIES LTD      SHS              M51363113     6886   876077 SH       SOLE                   876077        0        0
NEWMONT MINING CORP            COM              651639106     2568    63100 SH       SOLE                    63100        0        0
NEWMONT MINING CORP            NOTE 1.250% 7/1  651639AJ5     2663  2500000 PRN      SOLE                  2500000        0        0
NUVEEN FLOATING RATE INCOME    COM              67072T108     5758   953373 SH       SOLE                   953373        0        0
PAPA JOHNS INTL INC            COM              698813102      829    45000 SH  PUT  SOLE                    45000        0        0
PHARMANET DEV GROUP INC        COM              717148100      110   120446 SH       SOLE                   120446        0        0
RTI INTL METALS INC            COM              74973W107     6089   425500 SH       SOLE                   425500        0        0
SANDISK CORP                   NOTE 1.000% 5/1  80004CAC5     2505  6000000 PRN      SOLE                  6000000        0        0
SPDR TR                        UNIT SER 1       78462F103    18048   200000 SH  PUT  SOLE                   200000        0        0
SPDR TR                        UNIT SER 1       78462F103    23462   260000 SH  PUT  SOLE                   260000        0        0
SPDR TR                        UNIT SER 1       78462F103    31584   350000 SH  PUT  SOLE                   350000        0        0
SPDR TR                        UNIT SER 1       78462F103    22560   250000 SH  PUT  SOLE                   250000        0        0
TIME WARNER CABLE INC          CL A             88732J108     5762   268641 SH       SOLE                   268641        0        0
UNITED GUARDIAN INC            COM              910571108     1372   149184 SH       SOLE                   149184        0        0
USEC INC                       NOTE 3.000%10/0  90333EAC2     4319 10151000 PRN      SOLE                 10151000        0        0
WELLS FARGO & CO NEW           COM              949746101     6633   225000 SH  PUT  SOLE                   225000        0        0